Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows - Operating Activities
Net income	$ 62,779	$ 139,138	$ 74,951
Adjustments to net income:
Depreciation and amortization including intangible assets and deferred financing costs	55,114	29,616	24,443
(Income) loss from equity investments in real estate and the Managed REITs in excess of distributions received	(17,271)	310	(4,920)
Straight-line rent, financing lease adjustments and amortization of rent-related intangibles	2,831	(3,698)	286
Amortization of dererred revenue	(9,436)	(6,291)	0
Gain on deconsolidation of a subsidiary	0	(1,008)	0
Loss (gain) on sale of real estate	2,773	3,391	(460)
Unrealized (gain) loss on foreign currency transactions and others	(1,861)	138	300
Realized loss (gain) on foreign currency transactions and others	610	(965)	(731)
Allocation of loss to profit-sharing interest	0	0	(781)
Management income received in shares of Managed REITs	(28,477)	(73,936)	(35,235)
Gain on conversion of shares	(15)	(3,806)
Gain on change in control of interests	(20,794)	(27,859)
Impairment charges	22,962	10,473	15,381
Stock-based compensation expense	26,038	17,716	7,082
Deferred acquisition revenue received	21,059	21,546	21,204
Increase in structuring revenue receivable	(20,304)	(19,537)	(20,237)
(Decrease) increase in income taxes, net	(18,277)	244	(1,288)
Net changes in other operating assets and liabilities	2,912	(5,356)	6,422
Net cash provided by operating activities	80,643	80,116	86,417
Cash Flows - Investing Activities
Cash paid to stockholder of CPA15 in connection with the merger	(152,356)	0	0
Cash acquired in connection with the Merger	178,945	0	0
Distributions received from equity investments in real estate and the Managed REITs in excess of equity income	46,294	20,807	18,758
Capital contributions to equity investments	(726)	(2,297)	0
Purchase of interests in CPA:16 - Global	0	(121,315)	0
Purchases of real estate and equity investments in real estate	(3,944)	(24,315)	(96,884)
Value added taxes (VAT) paid in connection with acquisition of real estate	0	0	(4,222)
VAT refunded in connection with acquistions of real estate	0	5,035	0
Capital expenditures	(6,204)	(13,239)	(5,135)
Cash acquired on acquisition of subsidiaries	0	57	0
Proceeds from sale of real estate	73,204	12,516	14,591
Proceeds from sale of securities	372	818	0
Funding of short-term loans to affiliates	0	(96,000)	0
Proceeds from repayment of short-term loans to affiliates	0	96,000	0
Funds placed in escrow	(46,951)	(6,735)	(1,571)
Funds released from escrow	37,832	2,584	36,620
Net cash provided by (used in) investing activities	126,466	(126,084)	(37,843)
Cash Flows - Financing Activities
Distributions paid	(113,867)	(85,814)	(92,591)
Contributions from noncontrolling interests	3,291	3,223	14,261
Distributions paid to noncontrolling interests	(7,314)	(7,258)	(4,360)
Contributions from profit-sharing interest	0	0	3,694
Distributions to profit-sharing interest	0	0	(693)
Purchase of noncontrolling interest	0	(7,502)	0
Purchase of treasury stock from related party (Note 4)	(45,270)	0	0
Scheduled payments of mortgage principal	(54,964)	(25,327)	(14,324)
Proceeds from mortgage financing	23,750	45,491	56,841
Proceeds from senior credit facility	300,000	251,410	83,250
Repayments of senior credit facility	(280,160)	(160,000)	(52,500)
Payment of financing costs	(2,557)	(7,778)	(1,204)
Funds placed in escrow	1,970	0	0
Proceeds from issuance of shares	51,644	1,488	3,724
Windfall tax benefit associated with stock-based compensation awards	10,185	2,569	2,354
Net cash (used in) provided by financing activities	(113,292)	10,502	(1,548)
Change in Cash and Cash Equivalents During the Period
Effect of exchange rate changes on cash	790	70	(783)
Net increase (decrease) in cash and cash equivalents	94,607	(35,396)	46,243
Cash and cash equivalents, beginning of period	29,297	64,693	18,450
Cash and cash equivalents, end of period	$ 123,904	$ 29,297	$ 64,693